Significant Accounting Policies (Tables) - Accounting Standards Update 2014-09 [Member]	12 Months Ended
Dec. 31, 2018
Schedule of Impact of Adoption of ASU 2014-09 on Consolidated Balance Sheet and Consolidated Statement of Operations

The following table presents the impact of the adoption of ASU 2014-09 on our consolidated balance sheet at December 31, 2018:

	As at December 31, 2018
	As reported	Balances without adoption of ASU 2014-09	Effect of change
Assets
Current Assets
Trade and other receivables	$2,888,496	$2,941,191	$(52,695)
Other current assets	134,301	—	134,301
Liabilities
Payable to related party	7,930,642	7,931,297	(655)
Accrued and other liabilities	6,879,488	6,880,536	(1,048)

The following table presents the impact of the adoption of ASU 2014-09 on our consolidated statement of operations:

	For the year ended December 31, 2018
	As reported	Balances without adoption of ASU 2014-09	Effect of change
Total revenues	$164,330,202	$163,744,736	$(585,466)
Voyage expenses	18,649,258	18,498,600	150,658
Voyage expenses – related party	2,037,917	2,030,599	7,318
Net loss	(12,276,520)	(12,704,010)	(427,490)
Basic earnings per share	$(0.31)	$(0.32)	$(0.01)
Diluted earnings per share	$(0.31)	$(0.32)	$(0.01)

Schedule of Cumulative Effect of Changes on Consolidated Balance Sheet for Adoption of ASC 606

The cumulative effect of changes made to our opening Consolidated Balance Sheet on January 1, 2018 for the adoption of ASC 606:

	December 31, 2017	Effect of adoption of ASC 606	January 1, 2018
Assets
Current Assets
Trade and other receivables	3,853,992	(567,845)	3,286,147
Other current assets	—	293,664	293,664
Liabilities
Deferred income	4,362,056	70,000	4,432,056
Stockholders’ Equity
Retained earnings	93,469,787	(344,181)	93,125,606